Goodwill and Other Intangible Assets (Details 3) $ in Millions	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 7.8
2016	2.8
2017	2.8
2018	2.8
2019	$ 2.8